Organization and nature of business - Additional Information (Details) - HMH Holding Inc. [Member] - USD ($)	Apr. 29, 2024	Dec. 31, 2025	Dec. 31, 2024
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common Stock, Shares Authorized	1,000	1,000	1,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Affiliated Entity [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	1,000
Shares Issued, Price Per Share	$ 0.01
Sale of Stock, Consideration Received on Transaction	$ 10